Equity (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Revenue from contracts with customers	$ 381,730	$ 374,204	$ 327,617
Employee benefits expense	(154,407)	(111,681)	(78,778)
Amortization Expense Except Software Amortization	(39,707)	(30,727)	(22,370)
Administrative expenses	(50,930)	(46,681)	(39,159)
Finance income	17,415	17,858	8,991
Profit (loss) before tax	92,265	85,993	117,999
Tax expense (income)	(1,720)	(10,306)	2,816
Profit (loss)	90,545	75,687	120,815
Non- controlling interests
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Profit (loss)	4,894	3,812	2,415
Patria Asset Management
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Revenue from contracts with customers	13,595	12,537	1,993
Employee benefits expense	(4,826)	(6,101)	(742)
Amortization Expense Except Software Amortization	0	0	0
Administrative expenses	(1,792)	(1,658)	(179)
Other operating income (expense)	(82)	(23)	(151)
Finance income	248	12	0
Finance income (cost)	(322)	(110)	(25)
Profit (loss) before tax	6,821	4,657	896
Tax expense (income)	(2,405)	(1,666)	(310)
Current tax expense (income) and adjustments for current tax of prior periods	(2,545)	(2,175)	(293)
Deferred tax expense (income) recognised in profit or loss	140	509	(17)
Profit (loss)	4,416	2,991	586
Patria Asset Management | Non- controlling interests
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Profit (loss)	2,111	733	287
Tria
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Revenue from contracts with customers	0	0
Employee benefits expense	(2,135)	(1,339)
Amortization Expense Except Software Amortization	(52)	(29)
Administrative expenses	(715)	(376)
Other operating income (expense)	11,793	6,567
Finance income	1,509	643
Finance income (cost)	(562)	(92)
Profit (loss) before tax	9,838	5,374
Tax expense (income)	(3,165)	(1,827)
Current tax expense (income) and adjustments for current tax of prior periods	(420)	0
Deferred tax expense (income) recognised in profit or loss	(2,745)	(1,827)
Profit (loss)	6,673	3,547	$ 0
Tria | Non- controlling interests
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Profit (loss)	$ 2,610	$ 1,182